Offerings	Feb. 19, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	JPMorgan Chase & Co. ("JPMC&C") Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This Registration Statement also relates to offers and sales of an unspecified amount of debt securities, warrants, units and purchase contracts, together with any accompanying guarantees, in connection with market-making transactions by and through the affiliates of the Registrants, including J.P. Morgan Securities LLC. These securities consist of an unspecified amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an unspecified amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by JPMorgan Chase & Co. and JPMorgan Chase Financial Company LLC. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the "Securities Act"), no separate registration fee is required for the registration of an indeterminate amount of securities to be offered solely for market-making purposes by affiliates of the Registrants. This Registration Statement also includes an unspecified amount of identified classes of securities as may be issued from time to time upon exercise, conversion or exchange of warrants being registered hereunder. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not exceed $80,000,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	JPMC&C Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Warrants of JPMorgan Chase & Co. may be issued together in units with any purchase contracts, debt securities issued by JPMorgan Chase & Co., debt obligations or other securities of an entity affiliated or not affiliated with JPMorgan Chase & Co., other property or any combination thereof. Warrants of JPMorgan Chase & Co may entitle the holder (A) to purchase debt securities registered hereby, (B) to receive cash determined by reference to an index or indices or (C) to purchase or sell securities issued by the Registrants or another entity, a basket of such securities or any combination of the above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	JPMC&C Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Units may consist of one or more warrants, purchase contracts or debt securities issued by JPMorgan Chase & Co., debt obligations or other securities of an entity affiliated or not affiliated with JPMorgan Chase & Co., other property or any combination thereof.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	JPMC&C Purchase Contracts
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	JPMorgan Chase Financial Company LLC ("JPMCFC") Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	JPMCFC Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Warrants of JPMorgan Chase Financial Company LLC may entitle the holder (A) to purchase debt securities registered hereby, (B) to receive cash determined by reference to an index or indices, (C) to receive cash determined by reference to currencies or (D) to purchase or sell securities issued by the Registrants or another entity, a basket of such securities or any combination of the above.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	JPMC&C Guarantees of JPMCFC Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any guarantees of any other securities registered hereby.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	JPMC&C Guarantees of JPMCFC Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 7.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 80,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,048,000.00
Offering Note	See Offering Note 1.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	JPMC&C Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	JPMC&C Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	JPMC&C Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	JPMC&C Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	JPMCFC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004-01
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	JPMCFC Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004-01
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	JPMC&C Guarantees of JPMCFC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	JPMC&C Guarantees of JPMCFC Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270004
Carry Forward Initial Effective Date	Apr. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	The Registrants previously registered securities on Form S-3 (File Nos. 333-270004 and 333-270004-01) filed on February 24, 2023, as amended by Pre-Effective Amendment No. 1 filed on April 13, 2023 (the "Prior Registration Statement"), some of which securities remain unsold as of the date hereof. The Registrants expect to include the unsold securities from the Prior Registration Statement in this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act ("Rule 415(a)(6)"). Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective amendment to this Registration Statement the amount of unsold securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities. The registration fee relating to unsold securities included in this Registration Statement pursuant to Rule 415(a)(6) will continue to be applied to those unsold securities registered pursuant to this Registration Statement, and no additional registration fee will be paid. Pursuant to Rule 415(a)(6), the offering of such unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.